CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (4,958,744)	$ (1,688,903)	$ (1,249,881)
Net (loss) income from discontinued operations	(1,134,692)	589,349	0
Net loss from continuing operations	(3,824,052)	(2,278,252)	(1,249,881)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Allowance for accounts receivable	(413,669)	611,819	0
Allowance for inventory	18,975	5,392	1,101
Allowance for prepaid expenses and other current assets	65,105	122,930	0
Depreciation of property and equipment	10,657	47,056	18,652
Amortization of intangible assets	63,111	32,365	0
Loss on disposal of subsidiaries	2,285,309	0	0
Non-cash lease expenses	37,399	86,911	91,386
Loss from disposal of property and equipment	0	0	607
Share-based compensation	0	2,832,500	2,288,251
Goodwill impairment	2,734,004	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	3,560,308	1,416,032	(1,504,828)
Contract receivable, net	0	1,898,236	2,781,603
Advance to suppliers	(3,530,625)	4,262,151	(4,355,926)
Inventories net	1,794	(13,760)	(9,469)
Prepaid expenses and other current assets	(60,837)	(54,548)	33,653
Accounts payable	(169,622)	(400,750)	40,239
Contract liabilities	(974,788)	654,742	462,253
Taxes payable	130,472	642,372	90,150
Lease liabilities	(41,829)	97,222	(67,754)
Accrued expenses and other current liabilities	(272,172)	35,656	(40,842)
Net cash provided by (used in) operating activities from continuing operations	(380,460)	9,998,074	(1,420,805)
Net cash used in operating activities from discontinued operations	(3,404,155)	(9,574,477)	0
Net cash (used in) provided by operating activities	(3,784,615)	423,597	(1,420,805)
Cash flows from investing activities
Purchase of property and equipment	0	0	(4,439)
Prepayment for acquisitions	0	0	(1,474,217)
Acquisitions of subsidiaries, net of cash	0	(31,938,273)	0
Disposal of subsidiaries, net of cash	(2,173,659)	0	0
Repayment of advance from related parties	0	0	1,471,113
Net cash used in investing activities from continuing operations	(2,173,659)	(31,938,273)	(7,543)
Net cash used in investing activities from discontinued operations	(63,930)	(612,955)	0
Net cash used in investing activities	(2,237,589)	(32,551,228)	(7,543)
Cash flows from financing activities
Proceeds from advance from a related party	320,041	0	9,415
Proceeds from loans from third parties	1,336,837	996,610	0
Repayment of loans from third parties	(313,177)	0	0
Repayment of due to a related party	0	(91,308)	0
Proceeds from short-term bank loans	26,155	0	0
Net proceeds from issuance of ordinary shares	8,925,000	11,989,949	29,047,088
Net cash provided by financing activities from continuing operations	10,294,856	12,895,251	29,056,503
Net cash provided by financing activities from discontinued operations	2,422,573	0	0
Net cash provided by financing activities	12,717,429	12,895,251	29,056,503
Effect of changes of foreign exchange rates on cash	(7,449)	204,030	34,250
Net increase (decrease) in cash	6,687,776	(19,028,350)	27,662,405
Cash, beginning of year	13,650,071	32,678,421	5,007,449
Cash, end of year	20,337,847	13,650,071	32,678,421
Reconciliation of cash, beginning of year
Cash from continuing operations	12,121,824	32,678,421	5,007,449
Cash from discontinued operations	1,528,247	0	0
Cash, beginning of year	13,650,071	32,678,421	5,007,449
Reconciliation of cash, end of year
Cash from continuing operations	20,337,847	12,121,824	32,678,421
Cash from discontinued operations	0	1,528,247	0
Cash, end of year	20,337,847	13,650,071	32,678,421
Supplemental disclosure of cash flow information:
Cash paid for interest expense	2,648	2,399	40,555
Cash paid for income tax	0	0	0
Supplemental disclosure of non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease obligations	61,988	0	0
Acquisition in the form of shares	$ 0	$ 7,700,000	$ 0